Provisions (Details) € in Millions	12 Months Ended
	Dec. 31, 2018 EUR (€) item	Dec. 31, 2017 EUR (€)
Movements in allowances
As of January 1	€ 1,888	€ 2,078
Acquisitions through business combinations		6
Translation differences	(4)	(84)
Reclassifications		4
Charged to income statement:
Additional provisions	670	1,133
Changes in estimates	(410)	(240)
Total charged to income statement	260	893
Utilized during year	(717)	(1,009)
As December 31	€ 1,427	1,888
Number of asbestos-related matters being defended | item	300
Restructuring
Movements in allowances
As of January 1	€ 722	713
Translation differences	2	(13)
Reclassifications	(18)
Charged to income statement:
Additional provisions	289	577
Changes in estimates	(51)	(55)
Total charged to income statement	238	522
Utilized during year	(451)	(500)
As December 31	493	722
Transfer of other provisions to accrued expenses	€ 55	56
Period of expected cash outflows	2 years
2016 cost savings plan
Charged to income statement:
As December 31	€ 427
Previously announced restructuring plan
Charged to income statement:
As December 31	66
Warranty
Movements in allowances
As of January 1	210	207
Translation differences		(10)
Charged to income statement:
Additional provisions	171	146
Changes in estimates	(75)	(56)
Total charged to income statement	96	90
Utilized during year	(111)	(77)
As December 31	€ 195	210
Period of expected cash outflows	18 months
Litigation
Movements in allowances
As of January 1	€ 130	183
Translation differences	(11)	(9)
Reclassifications	9	7
Charged to income statement:
Additional provisions	32	56
Changes in estimates	(9)	(30)
Total charged to income statement	23	26
Utilized during year	(42)	(77)
As December 31	109	130
Environmental
Movements in allowances
As of January 1	107	134
Translation differences	4	(11)
Reclassifications	(1)	(12)
Charged to income statement:
Additional provisions	11	14
Changes in estimates	(3)	(1)
Total charged to income statement	8	13
Utilized during year	(10)	(17)
As December 31	108	107
Project losses
Movements in allowances
As of January 1	76	131
Translation differences	1	(6)
Charged to income statement:
Additional provisions		8
Changes in estimates	(10)	(1)
Total charged to income statement	(10)	7
Utilized during year	(12)	(56)
As December 31	€ 55	76
Period of expected cash outflows	12 months
Divestment-related
Movements in allowances
As of January 1	€ 76	110
Translation differences	(5)	(8)
Reclassifications		(4)
Charged to income statement:
Additional provisions		15
Changes in estimates	(5)	(7)
Total charged to income statement	(5)	8
Utilized during year		(30)
As December 31	66	76
Material liability
Movements in allowances
As of January 1	66	77
Translation differences	2	(4)
Reclassifications	(1)	15
Charged to income statement:
Additional provisions	81	56
Changes in estimates	(51)	(38)
Total charged to income statement	30	18
Utilized during year	(25)	(40)
As December 31	€ 72	66
Period of expected cash outflows	12 months
Other provisions
Movements in allowances
As of January 1	€ 501	523
Acquisitions through business combinations		6
Translation differences	3	(23)
Reclassifications	11	(2)
Charged to income statement:
Additional provisions	86	261
Changes in estimates	(206)	(52)
Total charged to income statement	(120)	209
Utilized during year	(66)	(212)
As December 31	329	€ 501
Tax dispute resolution related to discontinued operations	€ 110
Period of expected cash outflows	2 years